N-4	Jul. 03, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Jul. 03, 2025
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	•At a meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds held on June 10, 2025, the Board approved the termination of Wellington Management Company LLP ("Wellington") as the subadviser to the Nationwide Fund (the "Fund"), and the appointment of J.P. Morgan Investment Management Inc. ("JP Morgan") as the Fund’s new subadviser. This change is anticipated to take effect on or before July 11, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The name of the subadvisor is updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Fund – Institutional Service Class Investment Advisor: Nationwide Mutual Funds Investment Sub-Advisor: Wellington Management Company LLP	Nationwide Fund – Institutional Service Class Investment Advisor: Nationwide Mutual Funds Investment Sub-Advisor: J.P. Morgan Investment Management Inc.
Nationwide Fund: Class A Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	Nationwide Fund: Class A Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.
All references to the Fund’s former Sub-Advisor are replaced accordingly.
Soloist | NationwideFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Fund – Institutional Service Class
Portfolio Company Adviser [Text Block]	Nationwide Mutual Funds
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Soloist | NationwideFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Fund: Class A
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.